Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit/(Loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 17,186	€ 15,673	€ 13,247
Cost of revenue	11,690	10,949	9,850
Gross profit	5,496	4,724	3,397
Premium
Disclosure of operating segments [line items]
Revenue	15,350	13,819	11,566
Cost of revenue	10,184	9,324	8,231
Gross profit	5,166	4,495	3,335
Ad-Supported
Disclosure of operating segments [line items]
Revenue	1,836	1,854	1,681
Cost of revenue	1,506	1,625	1,619
Gross profit	€ 330	€ 229	€ 62